Property and Equipment, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BETTER THERAPEUTICS OPCO [Member]
Depreciation on property plant and equipment	$ 75	$ 72